This is filed pursuant to Rule 497(e).
File Nos: 033-85850 and 811-08838.



WAYNE HUMMER INVESTMENTS LLC

INTRODUCES...

ALLIANCE MONEY MARKET FUND

GENERAL MUNICIPAL PORTFOLIO


PROSPECTUS
APRIL 1, 1997


WAYNE HUMMER INVESTMENTS LLC
300 SOUTH WACKER DRIVE
CHICAGO, ILLINOIS  60606




Alliance Money Market Fund--General Municipal Portfolio (the "Fund") is a diversified, open-end management investment company with investment objectives of safety, liquidity and maximum current income that is exempt from Federal income taxes to the extent consistent with the first two objectives. This Prospectus sets forth the information about the Fund that a prospective investor should know before investing. Please retain it for future reference.

AN INVESTMENT IN THE FUND IS (I) NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT; (II) NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK; AND (III) NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.OO PER SHARE.

A "Statement of Additional Information" for the Fund dated April 1, 1997, which provides a further discussion of certain areas in this Prospectus and other matters which may be of interest to some investors, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. For a free copy, contact your Investment Executive.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



                             EXPENSE INFORMATION
_______________________________________________________________________________

SHAREHOLDER TRANSACTION EXPENSES
The Fund has no sales load on purchases or reinvested dividends, deferred sales load, redemption fee or exchange fee.

ESTIMATED ANNUAL PORTFOLIO OPERATING EXPENSES
  (as a percentage of average net assets, after expense reimbursement)
  Management Fees                           .50%
  12b-1 Fees                                .45
  Other Expenses                            .05
  Total Portfolio Operating Expenses       1.00%

EXAMPLE
  You would pay the following expenses on a $1,000 investment, assuming a 5%
    annual return (cumulatively through the end of each time period):
                                1 YEAR   3 YEARS
                                ------   -------
  General Municipal               $10       $32


The purpose of the foregoing table is to assist the investor in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. The expenses listed in the table for the Fund are net of voluntary expense reimbursements. The expenses before expense reimbursements would be: Management Fees--.50%, 12b-1 Fees--.45%, Other Expenses--.44% and Total Fund Operating Expenses--1.39%. The category "Other Expenses" is based on the estimated amounts expected to be incurred during the Fund's first fiscal year. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES; ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.



 FINANCIAL HIGHLIGHTS FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD (AUDITED)
_______________________________________________________________________________

The following table has been audited by McGladrey & Pullen LLP, the Fund's independent auditors, whose report thereon appears in the Statement of Additional Information. This information should be read in conjunction with the financial statements and notes thereto included in the Statement of Additional Information.

                                                           GENERAL MUNICIPAL
                                                               PORTFOLIO
                                                           ------------------
                                                           DECEMBER 13, 1995*
                                                                     TO
                                                           NOVEMBER 30, 1996
                                                           ------------------
Net asset value, beginning of period                              $ 1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                                               .027

LESS: DISTRIBUTIONS
Dividends from net investment income                               (.027)
Net asset value, end of period                                    $ 1.00

TOTAL RETURN
Total investment return based on net asset value (a)(b)             2.80%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                             $123
Ratio to average net assets of:
  Expenses, net of waivers and reimbursements (b)                   1.00%
  Expenses, before waivers and reimbursements (b)                   1.39%
  Net investment income (b)(c)                                      2.76%


*    Commencement of operations.

(a) Total investment return is calculated assuming an initial investment made at net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.

(b)  Annualized.

(c)  Net of expenses reimbursed or waived by the Adviser.


From time to time the Fund advertises its "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. To calculate the "yield," the amount of dividends


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paid on a share during a specified seven-day period is assumed to be paid each week over a 52-week period and is shown as a percentage of the investment. To calculate "effective yield," which will be higher than the "yield" because of compounding, the dividends paid are asumed to be reinvested. Dividends for the General Municipal Portfolio for the seven days ended November 30, 1996, amounted to an annualized yield of 2.78%, equivalent to an effective yield of 2.81%. Absent expense reimbursement, the annualized yield for this period would have been 2.69%, equivalent to an effective yield of 2.73%.



                       INVESTMENTOBJECTIVESANDPOLICIES
_______________________________________________________________________________

The investment objectives of the Fund are--in the following order of priority--safety of principal, excellent liquidity and, to the extent consistent with the first two objectives, maximum current income that is exempt from income taxes to the extent described below. As a matter of fundamental policy, the Fund pursues its objectives by maintaining a portfolio of high-quality money market securities. While the Fund may not change this policy or the "other fundamental investment policies" described below without shareholder approval, it may, upon notice to shareholders, but without such approval, change non-fundamental investment policies or create additional series or classes of shares in order to establish portfolios which may have different investment objectives. There can be no assurance that the Fund's objectives will be achieved. The Fund is a series of Alliance Money Market Fund which consists of six other series not offered by this Prospectus.

The Fund will comply with Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act"), as amended from time to time, including the diversity, quality and maturity limitations imposed by the Rule. Accordingly, the Fund will invest in securities which, at the time of investment, have remaining maturities not exceeding 397 days, and the average maturity of the Fund's investment portfolio will not exceed 90 days. A more detailed description of Rule 2a-7 is set forth in the Fund's Statement of Additional Information.

As a matter of fundamental policy, the Fund, except when assuming a temporary defensive position, must maintain at least 80% of its total assets in high-quality municipal securities (as opposed to the taxable investments described below). Normally, substantially all of the Fund's income will be tax-exempt as described below. The Fund seeks maximum current income that is exempt from Federal income taxes by investing principally in a diversified portfolio of high-quality municipal securities. Such income may be subject to state or local income taxes.

ALTERNATIVE MINIMUM TAX. The Fund may invest without limitation in tax-exempt municipal securities subject to the Federal alternative minimum tax (the "AMT").

Under current Federal income tax law, (1) interest on tax-exempt municipal securities issued after August 7, 1986 which are "specified private activity bonds," and the proportionate share of any exempt-interest dividends paid by a regulated investment company which receives interest from such specified private activity bonds, will be treated as an item of tax preference for purposes of the AMT imposed on individuals and corporations, though for regular Federal income tax purposes such interest will remain fully tax-exempt, and (2) interest on all tax-exempt obligations will be included in "adjusted current earnings" of corporations for AMT purposes. Such bonds have provided, and may continue to provide, somewhat higher yields than other comparable municipal securities. See below, "Daily Dividends and Other Distributions" and "Taxes."

MUNICIPAL SECURITIES. The municipal securities in which the Fund invests include municipal notes and short-term municipal bonds. Municipal notes are generally used to provide for short-term capital needs and generally have maturities of one year or less. Examples include tax anticipation and revenue anticipation notes which are generally issued in anticipation of various seasonal revenues, bond anticipation notes, and tax-exempt commercial paper. Short-term municipal bonds may include general obligation bonds, which are secured by the issuer's pledge of its faith, credit and taxing power for payment of principal and interest, and revenue bonds, which are generally paid from the revenues of a particular facility or a specific excise or other source.


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The Fund may invest in variable rate obligations whose interest rates are adjusted either at predesignated periodic intervals or whenever there is a change in the market rate to which the security's interest rate is tied. Such adjustments tend to minimize changes in the market value of the obligation and, accordingly, enhance the ability of the Portfolio to maintain a stable net asset value. Variable rate securities purchased may include participation interests in industrial development bonds backed by letters of credit of Federal Deposit Insurance Corporation member banks having total assets of more than $1 billion. The letters of credit of any single bank in respect of all variable rate obligations will not cover more than 10% of the Fund's total assets.

Each of the Fund's municipal securities at the time of purchase are rated within the two highest quality ratings of Moody's (Aaa and Aa, MIG 1 and MIG 2, or VMIG 1 and VMIG 2) or Standard & Poor's (AAA and AA or SP-1 and SP-2), or judged by the Adviser to be of comparable quality. Securities must also meet credit standards applied by the Adviser.

The Fund also may invest in stand-by commitments, which may involve certain expenses and risks, but such commitments are not expected to comprise more than 5% of the Fund's net assets. The Fund may commit up to 15% of its net assets to the purchase of when-issued securities. The Fund's Custodian will maintain, in a separate account of the Fund, liquid high-grade debt securities having value equal to, or greater than, such commitments. The price of when-issued securities, which is generally expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for such securities takes place at a later time. Normally the settlement date occurs from within ten days to one month after the purchase of the issue. The value of when-issued securities may fluctuate prior to their settlement, thereby creating an unrealized gain or loss to the Fund.

The Fund will not maintain more than 10% of its net assets in illiquid securities which include "restricted securities" subject to legal restrictions on resale arising from an issuer's reliance upon certain exemptions from registration under the Securities Act of 1933, as amended (the "Securities Act"). The Fund may purchase restricted securities determined by the Adviser to be liquid in accordance with procedures adopted by the Trustees of the Fund, including securities eligible for resale under Rule 144A under the Securities Act and commercial paper issued in reliance upon the exemption from registration in Section 4(2) of the Securities Act.

TAXABLE INVESTMENTS. The taxable investments in which the Fund may invest include obligations of the U.S. Government and its agencies, high-quality certificates of deposit and bankers' acceptances, prime commercial paper and repurchase agreements.

CERTAIN FUNDAMENTAL INVESTMENT POLICIES. To reduce investment risk, the Fund may not invest more than 25% of its total assets in municipal securities whose issuers are located in the same state and may not: (1) invest more than 25% of its total assets in municipal securities the interest upon which is paid from revenues of similar-type projects; (2) invest more than 5% of its total assets in the securities of any one issuer except the U.S. Government, although with respect to 25% of its total assets the Fund may invest up to 10% per issuer; or
(3) purchase more than 10% of any class of the voting securities of any one issuer except those of the U.S. Government.



                        PURCHASEANDREDEMPTIONOFSHARES
_______________________________________________________________________________

OPENING ACCOUNTS
Contact your Investment Executive to use Alliance Money Market Fund--General Municipal Portfolio in conjunction with your brokerage account. There is a minimum initial purchase of $500.

SUBSEQUENT INVESTMENTS
BY CHECK. Mail or deliver your check payable to Wayne Hummer Investments LLC to your Investment Executive who will deposit it into the Fund. Please indicate your brokerage account number on the check or draft.


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BY SWEEP.  Wayne Hummer Investments LLC has an automatic "sweep" available for shareholders in the Fund. All cash balances in your brokerage account in excess of $100 but less than $500 will be "swept" into the Fund on a weekly basis. However, when the daily balance of your brokerage account exceeds $500, all of the funds in your brokerage account will be "swept" daily into the Fund.

REDEMPTIONS
BY CONTACTING YOUR INVESTMENT EXECUTIVE. Instruct your Investment Executive to order a withdrawal from your Money Market account and issue a check made payable to you.

BY SWEEP. Wayne Hummer Investments LLC's automatic "sweep" moves money from your money market account automatically to cover security purchases into your brokerage account.

BY CHECKWRITING. With this service, you may write checks made payable to any payee in any amount of $500 or more. Checks cannot be written for more than the principal balance (not including any accrued dividends) in your account. First you must fill out the Signature Card which you can obtain from your Investment Executive. There is no separate charge for the checkwriting service and your checks are provided free of charge. The checkwriting service enables you to receive the daily dividends declared on the shares to be redeemed until the day that your check is presented for payment.



                            ADDITIONAL INFORMATION
_______________________________________________________________________________

SHARE PRICE
Shares are sold and redeemed on a continuous basis without sales or redemption charges at their net asset value which is expected to be constant at $1.00 per share although this price is not guaranteed. The net asset value of the Fund's shares is determined each business day (i.e., any weekday exclusive of days on which the New York Stock Exchange or The Bank of New York is closed) at 12:00 Noon and 4:00 p.m. (New York time). The net asset value per share of the Fund is calculated by taking the sum of the value of the Fund's investments (amortized cost value is used for this purpose) and any cash or other assets, subtracting liabilities, and dividing by the total number of shares of the Fund outstanding. All expenses, including the fees payable to the Adviser, are accrued daily.

TIMING OF INVESTMENTS AND REDEMPTIONS
The Fund has two transaction times each business day, 12:00 Noon and 4:00 p.m. (New York time). New investments represented by Federal funds or bank wire monies received by The Bank of New York at any time during a day prior to 4:00 p.m. are entitled to the full dividend to be paid to shareholders for that day. Shares do not earn dividends on the day a redemption is effected regardless of whether the redemption order is received before or after 12:00 Noon.

Redemption proceeds are normally wired or mailed either the same or the next business day, but in no event later than seven days, unless redemptions have been suspended or postponed due to the determination of an "emergency" by the Securities and Exchange Commission or to certain other unusual conditions.

DAILY DIVIDENDS AND OTHER DISTRIBUTIONS
All net income of the Fund is determined each business day at 4:00 p.m. and is paid immediately thereafter pro rata to shareholders of record of the Fund via automatic investment in additional full and fractional shares of the Fund in each shareholder's account. As such additional shares are entitled to dividends on following days, a compounding growth of income occurs.

Net income consists of all accrued interest income on the Fund's assets less the Fund's expenses applicable to that dividend period. Realized gains and losses are reflected in its net asset value and are not included in net income.

TAXES
A prospective investor should review the more detailed discussion of Federal income tax considerations relevant to the Fund that is contained in the Statement of Additional Information. In addition, each prospective


5



investor should consult with his/her own tax advisers as to the tax consequences of an investment in the Fund, including the status of distributions from the Fund in his/her own state and locality and the possible applicability of the AMT to a portion of the distributions of the Fund.

The Fund intends to qualify each year as a separate "regulated investment company" and as such, the Fund will not be subject to Federal income and excise taxes on the investment company taxable income and net capital gains, if any, distributed to shareholders.

DISTRIBUTIONS FROM THE FUND. Distributions to you out of tax-exempt interest income earned by the Fund are not subject to Federal income tax (other than the AMT), but may be subject to state or local income taxes. Any exempt-interest dividends derived from interest on municipal securities subject to the AMT will be a specific preference item for purposes of the Federal individual and corporate AMT. Distributions from the Fund to a corporate shareholder are not exempt from the corporate taxes imposed by the respective jurisdictions. Distributions out of taxable interest income, other investment income and short-term capital gains are taxable to you as ordinary income and distributions of long-term capital gains, if any, are taxable as long-term taxable gains irrespective of the length of time you may have held your shares. Distributions of short and long-term capital gains, if any, are normally made near year-end. Each year shortly after December 31, the Fund will send to you tax information stating the amount and type of all its distributions for the year just ended.

GENERAL. Distributions to shareholders will be treated in the same manner for Federal income tax purposes whether received in cash or reinvested in additional shares of the Fund. In general, distributions by the Fund are taken into account by shareholders in the year in which they are made. However, certain distributions made during January will be treated as having been paid by the Fund and received by the shareholders on December 31 of the preceding year. A statement setting forth the Federal income tax status of all distributions made (or deemed made) during the calendar year, including any portions which constitute ordinary income dividends, capital gains dividends and exempt-interest dividends and U.S. Government interest dividends will be sent to each shareholder of the Fund promptly after the end of each calendar year.



                             MANAGEMENTOFTHEFUND
_______________________________________________________________________________

ADVISER
Alliance Capital Management L.P., a New York Stock Exchange listed company with principal offices at 1345 Avenue of the Americas, New York, NY 10105, has been retained by the Fund under an investment advisory agreement (the "Advisory Agreement") to provide investment advice and, in general, to conduct the management and investment program of the Fund under the supervision and control of the Fund's Trustees.

Alliance Capital Management Corporation, the sole general partner of, and the owner of a 1% general partnership interest in, the Adviser is an indirect wholly-owned subsidiary of The Equitable Life Assurance Society of the United States ("Equitable"), one of the largest life insurance companies in the United States and a wholly-owned subsidiary of The Equitable Companies Incorporated, a holding company controlled by AXA, a French insurance holding company. Certain information concerning the ownership and control of Equitable by AXA is set forth in the Statement of Additional Information under "Management of the Fund."

Under its Advisory Agreement with the Fund, the Adviser provides investment advisory services and order placement facilities for the Fund. For the fiscal period ended November 30, 1996, the Fund paid the Adviser an advisory fee equal to $131,941, net of any voluntary expense reimbursements for expenses exceeding 1% of the average daily value of the net assets of the Fund.

In addition to the payments to the Adviser under the Advisory Agreement described above, the Fund may pay certain other costs, including (i) custody, transfer and dividend disbursing expenses, (ii) fees of the Trustees who are not affiliated persons, (iii) legal and auditing expenses, (iv) clerical, accounting, administrative and other office costs, (v) costs of personnel providing services to the Fund, as applicable, (vi) costs of printing prospectuses and shareholder reports, (vii) expenses and fees


6



related to registration and filing with the Securities and Exchange Commission and with state regulatory authorities and (viii) such promotional expenses as may be contemplated by an effective plan pursuant to Rule 12b-1 under the 1940 Act.

Under a Distribution Services Agreement (the "Agreement"), the Fund pays the Adviser at a maximum annual rate of .45 of 1% of the Fund's aggregate average daily net assets. For the fiscal period ended November 30, 1996, the Fund paid the Adviser a distribution fee at an annual rate of .45% of the average daily value of the net assets of the Fund. Substantially all such monies (together with significant amounts from the Adviser's own resources) are paid by the Adviser to broker-dealers and other financial intermediaries for their distribution assistance and to banks and other depository institutions for administrative and accounting services provided to the Fund, with any remaining amounts being used to partially defray other expenses incurred by the Adviser in distributing the Fund's shares. The Fund believes that the administrative services provided by depository institutions are permissible activities under present banking laws and regulations and will take appropriate actions (which should not adversely affect the Fund or their shareholders) in the future to maintain such legal conformity should any changes in, or interpretations of, such laws or regulations occur.

ADMINISTRATOR
Pursuant to an Administration Agreement, ADP Financial Information Services, Inc., a wholly-owned subsidiary of Automatic Data Processing, Inc., serves as administrator of the Fund. The Administrator performs or arranges for the performance of certain services, mainly remote processing services through its propriety shareholder accounting system. ADP is entitled to receive from the Fund a fee computed daily and paid monthly at a maximum annual rate equal to
 .05% of the Fund's average daily net assets. ADP may, from time to time, voluntarily waive all or a portion of its fees payable to it under the Administration Agreement. ADP shall not have any responsibility or authority for the Fund's investments, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares.

TRANSFER AGENT AND DISTRIBUTOR
Alliance Fund Services, Inc., P.O. Box 1520, Secaucus, NJ 07096-1520 and Alliance Fund Distributors, Inc., 1345 Avenue of the Americas, New York, NY 10105, are the Fund's Transfer Agent and Distributor, respectively.

ORGANIZATION
Alliance Money Market Fund (the "Trust") is an open-end management investment company registered under the 1940 Act and organized as a Massachusetts business trust on October 26, 1994. The Trust's activities are supervised by the Trustees of the Fund. Normally, shares of each series of the Trust are entitled to one vote per share, and vote as a single series, on matters that affect each series in substantially the same manner. Massachusetts law does not require annual meetings of shareholders and it is anticipated that shareholder meetings will be held only when required by Federal law. Shareholders have available certain procedures for the removal of Trustees.


7